Financial instruments (Details 3) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Liabilities
Due to banks	SFr 635	SFr 575	SFr 823	SFr 998
Customer deposits	3,975	3,605	3,261	3,229
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	41,920	48,087	54,732	60,529
Obligation to return securities received as collateral	28,851	28,106	26,854	21,611
Trading liabilities	59,390	69,757	72,655	75,129
Short-term borrowings	4,256	4,818	3,861	7,132
Long-term debt	76,517	78,390	81,166	70,217
Other liabilities	14,176	SFr 15,335	16,938	SFr 20,009
Netting impact	(364,800)		(595,000)
Recurring basis
Liabilities
Due to banks	635		823
Customer deposits	3,975		3,261
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	41,920		54,732
Obligation to return securities received as collateral	28,851		26,854
Trading liabilities	59,390		72,655
Short-term borrowings	4,256		3,861
Long-term debt	76,517		81,166
Other liabilities	14,176		16,938
Netting impact	(364,709)		(595,137)
Total liabilities at fair value	229,720		260,290
Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	6,064		8,616
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	42,476		41,350
Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	11,970		13,078
Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	1,315		1,268
Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	583		902
Trading liabilities	14,764		16,593
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	11,253		12,287
Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	297		745
Trading liabilities	3,247		3,939
Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	28,268		25,952
Trading liabilities	18,077		19,184
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	26,549		36,878
Netting impact	(363,447)		(593,917)
Recurring basis | Other liabilities
Liabilities
Netting impact	(1,262)		(1,220)
Level 1 | Recurring basis
Liabilities
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	28,320		26,029
Trading liabilities	35,190		35,332
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	0		0
Total liabilities at fair value	63,510		61,361
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	0		0
Level 1 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	112		121
Trading liabilities	10,486		11,678
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	10,421		11,530
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0		0
Trading liabilities	15		21
Level 1 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	28,208		25,908
Trading liabilities	17,974		19,060
Level 1 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	6,730		4,594
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	1,476		1,585
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	174		234
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0		0
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	5,072		2,744
Level 2 | Recurring basis
Liabilities
Due to banks	635		823
Customer deposits	3,917		3,161
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	41,920		54,732
Obligation to return securities received as collateral	531		825
Trading liabilities	383,234		624,823
Short-term borrowings	4,038		3,766
Long-term debt	62,670		66,558
Other liabilities	13,368		14,795
Total liabilities at fair value	510,313		769,483
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	6,064		8,616
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	32,913		31,083
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	9,185		10,126
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	801		652
Level 2 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	471		781
Trading liabilities	4,257		4,914
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	832		757
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	297		745
Trading liabilities	3,211		3,917
Level 2 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	60		44
Trading liabilities	98		122
Level 2 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	378,879		619,787
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	256,415		458,894
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	76,307		101,461
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	19,349		23,479
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	24,218		26,746
Level 3 | Recurring basis
Liabilities
Due to banks	0		0
Customer deposits	58		100
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	4,413		6,417
Short-term borrowings	218		95
Long-term debt	13,847		14,608
Other liabilities	2,070		3,363
Total liabilities at fair value	20,606		24,583
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0		0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	9,563		10,267
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	2,785		2,952
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	514		616
Level 3 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	0		0
Trading liabilities	21		1
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0		0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0		0
Trading liabilities	21		1
Level 3 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	0		0
Trading liabilities	5		2
Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	4,387		6,414
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	897		1,202
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	285		560
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	1,457		2,760
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,151		1,466
Bank
Liabilities
Obligation to return securities received as collateral	28,851		26,854
Trading liabilities	SFr 59,457		SFr 72,667